Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (755,453)	$ (214,449)
Available-for sale investments
Net unrealized loss	0	(125)
Net change	0	(125)
Other comprehensive loss	0	(125)
Comprehensive loss	$ (755,453)	$ (214,574)